SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - RSU [Member] shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of RSUs
Outstanding at January 1, 2017 | shares	436
Granted | shares	568
Vested | shares	(170)
Forfeited | shares	(22)
Non-vested at December 31, 2017 | shares	812
Weighted average grant-date fair value
Outstanding at January 1, 2017 | $ / shares	$ 10.09
Granted | $ / shares	7.32
Vested | $ / shares	10.62
Forfeited | $ / shares	8.60
Non-vested at December 31, 2017 | $ / shares	$ 8.08